Restructuring Costs, Net	12 Months Ended
Dec. 31, 2012
Restructuring Costs, Net [Abstract]
RESTRUCTURING COSTS, NET

NOTE 3 — RESTRUCTURING COSTS, NET

Restructuring costs incurred relate to Holdings’ capacity consolidation and business integration activities which are reported in the consolidated statements of comprehensive income (loss) in “Restructuring costs, net.” The components of “Restructuring costs, net” are as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Severance	$(2.4)	$(1.1)	$—	$—
Impairment of property, plant and equipment	(2.2)	—	—	—
Curtailment and settlement losses	(1.3)	(0.2)	—	(0.6)
Distribution footprint optimization	(0.4)	—	—	—
Gains on sale of land and buildings	0.4	—	—	0.3
Disposition of joint venture interest	—	—	—	(1.1)
Cost to maintain land and buildings held for sale	—	—	—	(0.3)

	$(5.9)	$(1.3)	$—	$(1.7)

2012 Activities

During the Successor year ended December 31, 2012, Holdings recorded severance totaling $2.4 million related to involuntary terminations of employees as part of other cost reduction actions and business realignment.

During the Successor year ended December 31, 2012, Holdings approved and announced a plan to close and relocate excess foundry manufacturing capacity at its Mexican operation to China. The plan includes workforce reductions, facility closures and operations consolidation. During the Successor year ended December 31, 2012, Holdings recorded an impairment charge of $2.0 million to write down land, building and equipment to its estimated net realizable value and pension curtailment and settlement losses of $1.3 million related to headcount reductions. An estimated curtailment gain of $0.3 million related to the Mexican subsidiary’s pension plan will be recognized at the time the affected employees are terminated, which is scheduled for the first quarter of 2013. Other costs expected to be incurred related to the restructuring include less than $0.1 million for employee retention and relocation costs. The employee retention and relocation costs were accrued ratably over the required service period of the employees.

During the Successor year ended December 31, 2012, Holdings approved and announced a plan to consolidate certain distribution facilities of the U.S. operations of Champion with Autoparts Holdings Limited (“Autoparts Holdings”). This plan is expected to be completed by early 2013. An owned facility is expected to be temporarily idled in the early part of 2013 to reconfigure the facility for additional manufacturing capacity. During the Successor year ended December 31, 2012, a charge of $0.4 million related to distribution system software development costs with no future value was recorded and an asset impairment charge of $0.2 million has been recorded to write down the carrying value of certain equipment to be idled with no alternative use.

During the Successor year ended December 31, 2012, Holdings recognized a gain of $0.4 million on the sale of a previously idled manufacturing facility.

2011 Activities

During the Successor year ended December 31, 2011, Holdings incurred severance costs of $1.1 million related to business integration activities and cost reduction actions and pension curtailment and settlement losses of $0.2 million related to headcount reductions at its Mexican subsidiaries.

2010 Activities

During the Predecessor year ended December 31, 2010, UCI International recognized a gain of $0.3 million related to the sale of the land and building at a previously idled manufacturing facility. During the Predecessor year ended December 31, 2010, UCI International incurred costs of $0.3 million to maintain the land and buildings prior to the sale.

During the Predecessor year ended December 31, 2010, UCI International recorded pension curtailment and settlement losses and other severance costs totaling $0.6 million related to headcount reductions at its Mexican subsidiaries. Additionally, UCI International recorded a non-cash charge of $1.1 million related to the sale of UCI International’s interest in a 51% owned joint venture in 2010 (see Note 19).

The following table summarizes the activity in accrued restructuring reserves, including pension obligations and property, plant and equipment, during the Successor years ended December 31, 2012 and 2011 (in millions):

	Successor
	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at January 26, 2011	$—	$—	$—	$—	$—
Charges	1.1	—	0.2	—	1.3
Usage	(0.1)	—	(0.2)	—	(0.3)

Balance at December 31, 2011	$1.0	$—	$—	$—	$1.0

Charges	2.4	2.2	1.3	0.4	6.3
Usage	(2.1)	(2.2)	(0.4)	(0.4)	(5.1)

Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2

The severance, pension curtailment and settlements and other restructuring related accruals are included in the consolidated balance sheets in “Accrued expenses and other current liabilities.” The asset impairment reserve is included in the consolidated balance sheets in “Property, plant and equipment, net.”